Stock Based Compensation (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014 MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]	Mar. 31, 2013 MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]	Mar. 31, 2012 MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]	Mar. 31, 2014 MUAH Stock Bonus Plan [Member]	Dec. 31, 2013 MUAH Stock Bonus Plan [Member]	Dec. 31, 2012 MUAH Stock Bonus Plan [Member]	Dec. 31, 2011 MUAH Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Frequency of the Stock Acquisition Rights normally issued and granted	once a year	once a year
Number of shares to be issued or transferred on exercise of each Stock Acquisition Right	100
Contractual term of the Stock Acquisition Rights, years	30 years
Exercise price per share	¥ 1
Weighted-average grant date fair value of Stock Acquisition Right, per 100 shares	¥ 61,100	¥ 33,100	¥ 33,700
Compensation costs related to the Stock Acquisition Right Recognized	2,069,000,000	2,862,000,000	2,771,000,000		2,051,000,000	1,437,000,000	1,198,000,000
Tax benefit for compensation cost for share-based payment arrangements	737,000,000	1,088,000,000	1,127,000,000		781,000,000	559,000,000	479,000,000
Total unrecognized compensation cost	253,000,000				2,846,000,000	2,251,000,000	1,710,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	3 months
Cash received from exercise of the Stock Acquisition Right	5,000,000	4,000,000	4,000,000
Actual tax benefit realized for the tax deductions form exercise of the Stock Acquisition Right	¥ 789,000,000	¥ 675,000,000	¥ 821,000,000
Number of years awards become fully vested from the grant date under Stock Bonus Plan				3 years